Note 12 - Income Tax Charge / (Credit) - Components of Tax Credit (Details) (Parentheticals)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate	19.00%	20.00%	20.00%